Retrospective amendments to UBS Group balance sheet presentation (Detail) - USD ($) $ in Millions	Dec. 31, 2018		Jan. 01, 2018	Dec. 31, 2017		Jan. 01, 2017	Dec. 31, 2016
Assets [Abstract]
Cash and balances at central banks	$ 108,370		$ 90,045	$ 90,045		$ 105,883
Loans and advances to banks (formerly: Due from banks)	16,868		14,074	14,094		12,926
Cash collateral receivables on derivative instruments	23,602		24,040	24,040		26,198
Loans and advances to customers (formerly: Loans)	320,352		318,480	326,746		300,010
of which: assets pledged as collateral that may be sold or repledged by counterparties	32,121		36,277	36,277		29,731
Derivative financial instruments (formerly: Positive replacement values)	126,210	[1],[2],[3],[4]	121,285	121,285	[1],[2],[3],[4]	155,642
Investments in associates	1,066		1,045	1,014
Property, equipment and software	9,348	[5],[6]	9,057	9,057	[5],[6]	8,186	$ 8,186
Goodwill and intangible assets	6,647		6,563	6,563		6,442
Deferred tax assets	10,105	[7]	10,182	10,056	[7]	13,158
Total assets	958,489	[8]	938,812	939,279	[8]	918,906	918,906	[8]
Liabilities [Abstract]
Amounts due to banks	10,962		7,728	7,728		10,459
Cash collateral payables on derivative instruments	28,906		31,029	31,029		34,852
Customer deposits (formerly: Due to customers)	419,838		414,172	419,577		416,267
Debt issued measured at amortized cost	132,271	[9]	143,160	143,160	[9]	101,837
Financial liabilities at fair value held for trading (formerly Trading portfolio liabilities)	28,943	[10],[11],[12]	31,251	31,251	[10],[12]	22,425
Derivative financial instruments (formerly: Negative replacement values)	125,723	[1],[2],[4],[10],[13]	119,196	119,137	[1],[2],[4],[10],[13]	151,121
Provisions	3,494		3,290	3,214		4,101
Total liabilities	905,386		886,851	886,725		865,320
Total liabilities and equity	958,489		938,812	939,279		918,906
Former presentation prior to adoption of IFRS 9
Assets [Abstract]
Cash and balances at central banks				90,045
Loans and advances to banks (formerly: Due from banks)				14,094
Cash collateral on securities borrowed (newly included in Receivables from securities financing transactions)				12,714
Reverse repurchase agreements (newly included in Receivables from securities financing transactions)				79,238
Cash collateral receivables on derivative instruments				24,040
Loans and advances to customers (formerly: Loans)				327,833
Financial assets held to maturity (superseded)				9,403
Financial assets at fair value held for trading (formerly Trading portfolio assets)				134,087
of which: assets pledged as collateral that may be sold or repledged by counterparties				36,277
Derivative financial instruments (formerly: Positive replacement values)				121,285
Financial assets designated at fair value				60,457
Financial assets available for sale (superseded)				8,889
Investments in associates				1,045
Property, equipment and software				9,057
Goodwill and intangible assets				6,563
Deferred tax assets				10,056
Other assets (superseded)				30,474
Total assets				939,279
Liabilities [Abstract]
Amounts due to banks				7,728
Cash collateral on securities lent (newly included in Payables from securities financing transactions)				1,835
Repurchase agreements (newly included in Payables from securities financing transactions)				15,650
Cash collateral payables on derivative instruments				31,029
Customer deposits (formerly: Due to customers)				419,577
Debt issued measured at amortized cost				143,160
Financial liabilities at fair value held for trading (formerly Trading portfolio liabilities)				31,251
Derivative financial instruments (formerly: Negative replacement values)				119,137
Financial liabilities designated at fair value (superseded)				55,604
Provisions				3,214
Other liabilities (superseded)				58,540
Total liabilities				886,725
Total liabilities and equity				939,279
UBS AG
Assets [Abstract]
Cash and balances at central banks	108,370		90,045	90,045		105,883
Loans and advances to banks (formerly: Due from banks)	16,642		14,027	14,047		12,896
Cash collateral receivables on derivative instruments	23,603		24,040	24,040		26,198
Loans and advances to customers (formerly: Loans)	321,482		320,687	328,952		300,678
of which: assets pledged as collateral that may be sold or repledged by counterparties	32,121		36,277	36,277		29,731
Derivative financial instruments (formerly: Positive replacement values)	126,212	[1],[2],[3],[4]	121,286	121,286	[1],[2],[3],[4]	155,642
Investments in associates	1,066		1,045	1,014
Property, equipment and software	8,479	[14],[15]	8,191	8,191	[14],[15]	8,152	8,152
Goodwill and intangible assets	6,647		6,563	6,563		6,442
Deferred tax assets	10,066	[7]	10,118	9,993	[7]	13,147
Total assets	958,055	[8]	939,554	940,020	[8]	919,236	$ 919,236	[8]
Liabilities [Abstract]
Amounts due to banks	10,962		7,728	7,728		10,459
Cash collateral payables on derivative instruments	28,906		31,029	31,029		34,852
Customer deposits (formerly: Due to customers)	421,986		417,653	423,058		418,129
Debt issued measured at amortized cost	91,245	[9]	107,458	107,458	[9]	77,617
Financial liabilities at fair value held for trading (formerly Trading portfolio liabilities)	28,949	[10],[11],[12]	31,251	31,251	[10],[12]	22,426
Derivative financial instruments (formerly: Negative replacement values)	125,723	[1],[2],[4],[10],[13]	119,197	119,138	[1],[2],[4],[10],[13]	151,121
Provisions	3,457		3,240	3,164		4,097
Total liabilities	905,624		888,100	887,974		865,610
Total liabilities and equity	$ 958,055		$ 939,554	940,020		$ 919,236
UBS AG | Former presentation prior to adoption of IFRS 9
Assets [Abstract]
Cash and balances at central banks				90,045
Loans and advances to banks (formerly: Due from banks)				14,047
Cash collateral on securities borrowed (newly included in Receivables from securities financing transactions)				12,714
Reverse repurchase agreements (newly included in Receivables from securities financing transactions)				79,238
Cash collateral receivables on derivative instruments				24,040
Loans and advances to customers (formerly: Loans)				330,038
Financial assets held to maturity (superseded)				9,403
Financial assets at fair value held for trading (formerly Trading portfolio assets)				134,190
of which: assets pledged as collateral that may be sold or repledged by counterparties				36,277
Derivative financial instruments (formerly: Positive replacement values)				121,286
Financial assets designated at fair value				60,070
Financial assets available for sale (superseded)				8,889
Investments in associates				1,045
Property, equipment and software				8,191
Goodwill and intangible assets				6,563
Deferred tax assets				9,993
Other assets (superseded)				30,268
Total assets				940,020
Liabilities [Abstract]
Amounts due to banks				7,728
Cash collateral on securities lent (newly included in Payables from securities financing transactions)				1,835
Repurchase agreements (newly included in Payables from securities financing transactions)				15,650
Cash collateral payables on derivative instruments				31,029
Customer deposits (formerly: Due to customers)				458,705
Debt issued measured at amortized cost				107,458
Financial liabilities at fair value held for trading (formerly Trading portfolio liabilities)				31,251
Derivative financial instruments (formerly: Negative replacement values)				119,138
Financial liabilities designated at fair value (superseded)				55,604
Provisions				3,164
Other liabilities (superseded)				56,412
Total liabilities				887,974
Total liabilities and equity				$ 940,020

[1]
Derivative financial liabilities as of 31 December 2018 include USD 0.0 billion related to derivative loan commitments (31 December 2017: USD 0.0 billion). No notional amounts related to these commitments are included in this table, but they are disclosed within Note 34 under Loan commitments

[2]
Financial assets and liabilities are presented net on the balance sheet if UBS has the unconditional and legally enforceable right to offset the recognized amounts, both in the normal course of business and in the event of default, bankruptcy or insolvency of the entity and all of the counterparties, and intends either to settle on a net basis or to realize the asset and settle the liability simultaneously. Refer to Note 25 for more information on netting arrangements.

[3]	PRV: positive replacement value.
[4]
Upon adoption of IFRS 9 on 1 January 2018, certain forward starting repurchase and reverse repurchase agreements have been classified as measured at fair value through profit or loss and are recognized within derivative instruments. The fair value of these derivative instruments was not material as of 31 December 2018. No notional amounts related to these instruments are included in this table, but they are disclosed within Note 34 under Forward starting transactions.

[5]	As of 31 December 2018, contractual commitments to purchase property in the future amounted to approximately USD 0.3 billion (31 December 2017: approximately USD 0.3 billion).
[6]	Includes USD 26 million related to leased assets, mainly Own-used properties.
[7]	Less deferred tax liabilities as applicable.
[8]	Prior-period information may not be comparable as a result of the adoption of IFRS 9 and IFRS 15, both effective 1 January 2018. Refer to Note 1b and c for more information on these changes
[9]	Net of bifurcated embedded derivatives, the fair value of which was not material for the periods presented.
[10]
Carrying value is fair value. Management believes that this best represents the cash flows that would have to be paid if these positions had to be settled or closed out. Refer to Note 28 for undiscounted cash flows of derivatives designated in hedge accounting relationships.

[11]
Contractual maturities of financial liabilities at fair value held for trading are: USD 28.3 billion due within one month (2017: USD 30.3 billion), USD 0.6 billion due between one month and one year (2017: USD 0.8 billion) and USD 0 billion due between 1 and 5 years (2017: USD 0.1 billion).

[12]	Refer to Note 24c for more information on product type and fair value hierarchy categorization
[13]	NRV: negative replacement value.
[14]	As of 31 December 2018, contractual commitments to purchase property in the future amounted to approximately USD 0.3 billion (31 December 2017: approximately USD 0.3 billion).
[15]	Includes USD 22 million related to leased assets, mainly Own-used properties.